Stock Options (Tables)	12 Months Ended
Oct. 31, 2022
Stock Options
Schedule of stock option movements

	Number	Exercise price (CAD$)
Balance - October 31, 2019	650,000	0.44
Granted to employees	3,575,000	0.15
Forfeitures by service provider	(150,000)	0.44
Forfeitures by employees	(355,000)	0.15
Balance - October 31, 2020	3,720,000	0.19
Granted to employees	3,085,000	0.20
Forfeitures by service providers	(65,000)	0.15
Forfeitures by employees	(965,000)	0.15
Forfeitures by employees	(10,000)	0.22
Balance – October 31, 2021	5,765,000	0.20
Granted to employees	605,000	0.15
Forfeitures by service provider	(500,000)	0.44
Forfeitures by employees	(960,000)	0.15
Balance – October 31, 2022	4,910,000	0.18

Schedule of fair value of options at the grant date based

○	Expected dividend yield	Nil%

○	Risk-free interest rate	2.2%

○	Expected life	4 years

○	Expected volatility	86%

Schedule of vesting terms

Number granted	Vesting terms
300,000	50% on one year anniversary of grant date, 50% on second anniversary of grant date
100,000	Fully vested on grant date
205,000	Vest on one year anniversary of grant date
605,000

Schedule of assumptions

○	Expected dividend yield	Nil%

○	Risk-free interest rate	0.55%

○	Expected life	4.0 years

○	Expected volatility	98%

Schedule of fair value Sof options vested

○	Expected dividend yield	Nil%

○	Risk-free interest rate	0.25%

○	Expected life	4.0 years

○	Expected volatility	131%

Schedule of stock options were issued and outstanding

Exercise price (CAD$)	Options outstanding	Number exercisable	Remaining Contractual Life (years)	Expiry period
0.15	1,990,000	1,847,500	1.7	July 2024
0.15	200,000	200,000	2.1	November 2024
0.28	1,075,000	750,000	2.5	April 2025
0.16	1,150,000	1,075,000	2.6	May 2025
0.15	85,000	75,000	3.0	November 2025
0.15	410,000	10,000	3.5	April 2026
0.18	4,910,000	3,957,500	2.5